Consolidation	12 Months Ended
Dec. 31, 2025
Consolidation
Consolidation

Note 5.  Consolidation

The Company held 49% of the outstanding voting shares of Viewsil in 2023. One board director appointed by the one other shareholder resigned on December 30, 2023, and that other shareholder informed the Company that it would not appoint another board of director to fill the casual vacancy in the future. Therefore, there would be 3 board directors in Viewsil and the Company would assign 2 board seats with obtaining more than half of the total number of Viewsil’s directors from December 30, 2023 without consideration paid. An investor has power over an investee when the investor has existing rights that give it the current ability to direct the relevant activities that significantly affect the investee returns. The Company has the power to determine the major matters and the most important decisions that will significantly impact the operations and direct financial interests are resolved by majority vote of directors present in the meeting. Therefore, it is determined that the Company has controlling power over Viewsil from December 30, 2023, the acquisition date.

The Company’s previously held equity interests in Viewsil was re-measured at fair value, which was determined according to the amount of underlying equity in net assets of Viewsil at acquisition date. The re-measurement loss on the previously held equity interests in Viewsil was $1,932 thousand which is included in “other gains (losses)” in the consolidated statements of profit or loss.

The results of Viewsil’s operations for 2023 have not been included in the Company’s consolidated financial statements until the acquisition date on December 30, 2023. If the consolidation had occurred on January 1, 2023, management estimates that consolidated revenue would have been $945,428 thousand (unaudited), and consolidated profit for the year would have been $50,641 thousand (unaudited). In determining these amounts, management has assumed that the fair value adjustments that arose on the date of consolidation would have been the same if the consolidation had occurred on January 1, 2023.

The following table summarizes the amounts of estimated fair value of the assets obtained and liabilities assumed at the date of consolidation.

Fair value
(in thousands)
Recognized amounts of identifiable assets obtained and liabilities assumed:
Cash	$433
Current assets, other than cash	2,576
Other assets	7
Other current liabilities	(1,425)
Total identifiable net assets obtained	1,591
Noncontrolling interests	(811)
$780

Obtained assets were valued at estimates of their current fair values based on management’s estimate.